Material Accounting Policies - Disclosure of detailed information about estimated useful life or depreciation rate (Details)	12 Months Ended
Dec. 31, 2025
Buildings and infrastructure | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	15 years
Buildings and infrastructure | Top of range
Significant Accounting Policies [Line Items]
Estimated life	25 years
Mobile equipment | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	2 years
Mobile equipment | Top of range
Significant Accounting Policies [Line Items]
Estimated life	10 years
Machinery and equipment | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	5 years
Machinery and equipment | Top of range
Significant Accounting Policies [Line Items]
Estimated life	10 years
Vehicles | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	2 years
Vehicles | Top of range
Significant Accounting Policies [Line Items]
Estimated life	7 years
Office furniture and office equipment | Bottom of range
Significant Accounting Policies [Line Items]
Estimated life	2 years
Office furniture and office equipment | Top of range
Significant Accounting Policies [Line Items]
Estimated life	8 years